Senior and Other Debt	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Senior and Other Debt

Note 5. Senior and Other Debt

Royal Wolf Senior Credit Facility

Royal Wolf has an approximately $128,900,000 (AUS$100,000,000 and NZ$29,400,000) senior credit facility with Australia and New Zealand Banking Group Limited (“ANZ”), which is secured by substantially all of the assets of the Company’s Australian and New Zealand subsidiaries. The facility matures on June 30, 2014, except for a $15,561,000 (AUS$15,000,000) revolving sub-facility that matures on November 14, 2014. The ANZ senior credit facility, as amended, is comprised of a working capital sub-facility (primarily for receivable financing) and revolving sub-facilities (primarily for lease fleet purchases and acquisitions) in both Australia and New Zealand. As of December 31, 2012, based upon the exchange rate of one Australian dollar to $1.0374 U.S. dollar and one New Zealand dollar to $0.7909 Australian dollar, total borrowings and availability under the ANZ credit facility totaled $111,012,000 (AUS$107,010,000) and $17,897,000 (AUS$17,252,000), respectively. At December 31, 2012, borrowings under the working capital and revolving sub-facilities totaled $6,482,000 (AUS$6,248,000) and $104,530,000 (AUS$100,762,000), respectively, and bear interest at the bank bill swap interest rate in Australia (BBSY) or New Zealand (BKBM), plus 1.85% – 2.05% per annum. At December 31, 2012, the BBSY and BKBM was 3.17% and 2.72%, respectively.

Royal Wolf also has a $3,112,200 (AUS$3,000,000) sub-facility with ANZ to, among other things, facilitate direct and global payments using electronic banking services and a bank guarantee sub-facility of $1,037,400 (AUS$1,000,000).

The ANZ senior credit facility, as amended, is subject to certain financial and other customary covenants, including, among other things, compliance with specified consolidated interest coverage and total debt ratios based on earnings before interest, income taxes, amortization and depreciation and other non-operating costs (“EBITDA”) and the payment of dividends are not to exceed 60% of net profits (adding back amortization), plus any dividend surplus from the previous year, as defined.

Pac-Van Senior Credit Facility

Pac-Van had an $85,000,000 senior secured revolving credit facility with a syndicate led by PNC Bank, National Association (“PNC”) that included Wells Fargo Bank, National Association (“Wells Fargo”) and Union Bank, N.A. (the “PNC Credit Facility”). The PNC Credit Facility was scheduled to mature on January 16, 2013, but on September 7, 2012, Pac-Van entered into a new five-year, senior secured revolving credit facility with a syndicate led by Wells Fargo, that also includes HSBC Bank USA, NA, and the Private Bank and Trust Company (the “Wells Fargo Credit Facility”). Under the Wells Fargo Credit Facility, Pac-Van may borrow up to $110,000,000, subject to the terms of a borrowing base, as defined, and provides for the issuance of irrevocable standby letters of credit in amounts totaling up to $5,000,000. Borrowings will accrue interest, at Pac-Van’s option, either at the base rate plus 1.75% to 2.25% or the LIBOR plus 2.75% to 3.25%. The Wells Fargo Credit Facility contains, among other things, certain financial covenants, including fixed charge coverage ratios and utilization ratios, and provides that at any time prior to September 7, 2016, Pac-Van, subject to certain conditions, may increase the amount that may be borrowed under the Credit Facility by $10,000,000 to a maximum of $120,000,000. In connection with the initial funding of the Wells Fargo Credit Facility, all outstanding amounts due under the PNC Credit Facility and the $15,000,000 senior subordinated note with Laminar Direct Capital, L.L.C. (“Laminar Note”) were fully repaid and, in addition, the limited guaranty by Ronald F. Valenta and Lydia D. Valenta was terminated.

At December 31, 2012, borrowings and availability under the Wells Fargo Credit Facility totaled $92,651,000 and $20,264,000, respectively.

Southern Frac Senior Credit Facility

The Wells Fargo SF Credit Facility provides Southern Frac with (i) a senior secured revolving line of credit under which Southern Frac may borrow, subject to the terms of a borrowing base, as defined, up to $12,000,000 with a three-year maturity; (ii) a $500,000 equipment term loan (the “Equipment Term Loan”), which fully amortizes over 36 months; (iii) a $1,500,000 term loan (the “Term Loan B” and, collectively with the Equipment Term Loan, the “Term Loans”), which fully amortizes over 24 months; and (iv) up to $1,000,000 of capital expenditure loans (the “CapEx Loans”) which fully amortize over 36 months. The Wells Fargo SF Credit Facility contains, among other things, certain financial covenants, including excess availability and fixed charge coverage ratios, and other covenants, representations, warranties, indemnification provisions, and events of default that are customary for senior secured credit facilities; including events of default relating to a change of control of GFN, GFNMC and Southern Frac. Borrowings under the Wells Fargo SF Credit Facility will accrue interest based on the three-month LIBOR, plus a margin equal to 3.5% for the revolving line of credit, 4.0% for the Equipment Term Loan, 7.0% for the Term Loan B and 4.0% for the CapEx Loans.

At December 31, 2012, borrowings and availability under the Wells Fargo SF Credit Facility totaled $2,484,000 and $1,748,000, respectively.

Other

Other debt, including redeemable preferred stock (see Note 3) and a seller note payable in connection with the Southern Frac acquisition (see Note 4) totaled $4,790,000 at December 31, 2012.

The weighted-average interest rate in the Asia-Pacific area was 8.8% and 6.0% in FY 2012 and FY 2013, respectively; which does not include the effect of translation, interest rate swap contracts and options and the amortization of deferred financing costs. The weighted-average interest rate in the United States was 6.3% and 4.9% in FY 2012 and FY 2013, respectively; which does not include the effect of the amortization of deferred financing costs and accretion of interest.

Loan Covenant Compliance

At December 31, 2012, the Company was in compliance with the financial covenants under its senior credit facilities.

Note 5. Senior and Other Debt

Royal Wolf Senior Credit Facility

Royal Wolf has an approximately $111,771,000 (AUS$110,000,000) senior credit facility with Australia and New Zealand Banking Group Limited (“ANZ”), which is secured by substantially all of the assets of the Company’s Australian and New Zealand subsidiaries and matures on June 30, 2014. The ANZ credit facility, as amended, is comprised of two sub-facilities, a $15,242,000 (AUS$15,000,000) working capital sub-facility, primarily for receivable financing and a $96,530,000 (AUS$95,000,000) revolving sub-facility, primarily for lease fleet purchases and acquisitions. As of June 30, 2012, based upon the exchange rate of one Australian dollar to $1.0161 U.S. dollar and one New Zealand dollar to $0.7840 Australian dollar, borrowings and availability under the ANZ credit facility totaled $95,759,000 (AUS$94,242,000) and $16,012,000 (AUS$15,758,000), respectively. At June 30, 2012, borrowings under the working capital sub-facility totaled $8,858,000 (AUS$8,718,000) and bear interest at ANZ’s prime rate (3.50% at June 30, 2012) plus 1.85% per annum, and borrowings under the revolving sub-facility totaled $86,901,000 (AUS$85,524,000) and bear interest at ANZ’s prime rate plus 2.05% per annum.

Royal Wolf also has a $3,048,000 (AUS$3,000,000) sub-facility with ANZ to, among other things, facilitate direct and global payments using electronic banking services.

The ANZ senior credit facility, as amended, is subject to certain financial and other customary covenants, including, among other things, compliance with specified consolidated interest coverage and total debt ratios based on earnings before interest, income taxes, amortization and depreciation and other non-operating costs (“EBITDA”) and the payment of dividends are not to exceed 60% of net profits (adding back amortization), plus any dividend surplus from the previous year, as defined.

Pac-Van Senior Credit Facility

Pac-Van has an $85,000,000 senior secured revolving credit facility with a syndicate led by PNC Bank, National Association (“PNC”) that includes Wells Fargo Bank, National Association (“Wells Fargo”) and Union Bank, N.A. (“UB”) (the “PNC Credit Facility”). Under the terms of the PNC Credit Facility, as amended, Pac-Van may borrow up to $85,000,000, subject to the terms of a borrowing base and certain borrowing restrictions based on senior leverage, as defined, and will accrue interest, at Pac-Van’s option, either at the prime rate (3.25% at June 30, 2012) plus 2.75%, or the Eurodollar rate (0.24575%, 0.34275% and 0.46060% at June 30, 2012 for the one-month, two-month and three-month LIBOR, respectively) plus 3.75%. The PNC Credit Facility also provides for the issuance of irrevocable standby letters of credit in amounts totaling up to $5,000,000, contains certain financial covenants, including fixed charge coverage and senior leverage ratios based on EBITDA, as defined, and a lease fleet utilization ratio. The PNC Credit Facility also includes customary negative and other covenants, including events of default relating to a change of control, as defined, at GFN, GFNNA (which has guaranteed the repayment of all outstanding borrowings and obligations of the PNC Credit Facility) and Pac-Van or upon the cessation of involvement of Ronald F. Valenta as a director or officer in the operations and management of GFN, GFNNA or Pac-Van.

The PNC Credit Facility matures on January 16, 2013, at which time all amounts borrowed must be repaid, but Pac-Van has the right to prepay loans in whole or in part at any time, provided that Pac-Van will be required to pay PNC a prepayment fee of $350,000 if it prepays the loans in full prior to July 16, 2012. At June 30, 2012, borrowings and availability under the PNC Credit Facility totaled $62,201,000 and $20,701,000, respectively.

The repayment of borrowings under the PNC Credit Facility is secured by substantially all of the assets of Pac-Van and by a limited guaranty by Ronald F. Valenta and Lydia D. Valenta (the “Valenta Limited Guaranty”). Pursuant to the Valenta Limited Guaranty, the Valentas guaranteed $10,000,000 of borrowings from July 16, 2010 until June 30, 2011, $8,000,000 of borrowings from July 1, 2011 until June 30, 2012 and $6,000,000 of borrowings from July 1, 2012 until January 16, 2013. The amounts guaranteed by the Valentas will only be reduced if no event of default has occurred under the PNC Credit Facility and if Pac-Van has delivered to PNC the certificates necessary to demonstrate compliance by Pac-Van with the financial covenants at the date of each scheduled reduction. In consideration for entering into the Valenta Limited Guaranty, Pac-Van will pay the Valentas a fee equal to 1.2% of the lower of outstanding borrowings or the guaranty amount. A guarantee fee of $120,000 for the first year was paid at or near the closing of the PNC Credit Facility and, commencing with the first anniversary from the closing date, the guaranty fee will be paid in advance at a rate of 0.3% per quarter, so long as Pac-Van remains in compliance with the covenants of the PNC Credit Facility. In addition, the Valentas entered into a pledge and security agreement for the benefit of PNC whereby the Valentas pledged a deposit account maintained by PNC, and all interest accrued thereon, to secure the repayment of all loans and the performance of all obligations under the PNC Credit Facility.

Subsequent to June 30, 2012, borrowings under the PNC Credit Facility were fully repaid and the Valenta Limited Guaranty was terminated in connection with the entering of a new senior credit facility at Pac-Van (see Note 13).

Laminar Note

The Company has a $15,000,000 senior subordinated note with Laminar Direct Capital, L.L.C. (“Laminar”) issued by GFN (the “Laminar Note”). The Laminar Note accrues interest at the floating rate of LIBOR plus 10.0% per annum, provided that LIBOR shall be not less than 3.0%, and is payable monthly in arrears commencing on August 1, 2010. The Laminar Note matures on July 16, 2013, at which time all amounts borrowed must be repaid; but it may be prepaid by GFN in part or in full at any time before the maturity date without penalty and by Pac-Van, upon prior written notice, subject to the terms of the intercreditor agreement among Pac-Van, GFNNA, PNC and Laminar.

The Laminar Note contains certain financial covenants, including a consolidated funded indebtedness-to-consolidated EBITDA, as defined, leverage ratio, a minimum consolidated EBITDA covenant for the four most recently completed calendar quarters of not less than $28,000,000; and customary covenants, including events of default relating to a change of control, as defined, at GFN, GFNNA and Pac-Van (both of which have guaranteed the repayment of all outstanding borrowings and obligations of the Laminar Note) and covenants which limit the ability of GFNNA and Pac-Van to sell assets, enter into acquisitions and incur additional indebtedness. In addition, the terms of the Laminar Note prohibit GFNNA and Pac-Van from extending the maturity of the PNC Credit Facility to a date later than April 16, 2013, increasing the maximum indebtedness above $93,500,000 without the prior written consent of Laminar, entering into interest rate increases for indebtedness and from undertaking certain other actions.

Subsequent to June 30, 2012, borrowings under the Laminar Note were fully repaid in connection with the entering of a new senior credit facility at Pac-Van (see Note 13).

Other

Other debt (including redeemable preferred stock – see Note 3) totaled $1,132,000 at June 30, 2012.

The weighted-average interest rate in the Asia-Pacific area was 12.0% and 8.1% in FY 2011 and FY 2012, respectively; which does not include the effect of translation, interest rate swap contracts and options and the amortization of deferred financing costs. The weighted-average interest rate in the United States was 6.2% and 6.4% in FY 2011 and FY 2012, respectively, which does not include the effect of the amortization of deferred financing costs.

Loan Covenant Compliance

At June 30, 2012, the Company was in compliance with the financial covenants under its senior credit facilities and the Laminar Note.

Senior and other debt consisted of the following at June 30, 2011 and 2012 (in thousands):

	June 30,
	2011	2012
ANZ Credit Facility	$63,113	$95,759
PNC Credit Facility	56,689	62,201
Laminar Note	15,000	15,000
Other	1,787	1,132

	$136,589	$174,092

Scheduled Maturities on Senior and Other Debt

The scheduled maturities for the senior credit facilities senior subordinated notes and other debt at June 30, 2012 were as follows (in thousands):

Year Ending June 30,
2013	$8,139
2014	87,894
2015	403
2016	286
2017	77,370
Thereafter	—

$174,092